Balances and Transactions with Related Parties and Affiliated Companies	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Balances and Transactions with Related Parties and Affiliated Companies	Balances and Transactions with Related Parties and Affiliated Companies
The consolidated statements of financial position and consolidated income statements include the following balances and transactions with related parties and affiliated companies:

	December 31, 2023		December 31, 2022
Balances
Due from The Coca-Cola Company (see Note 7) (1) (6)	Ps.	378	Ps.	776
Balance with BBVA Bancomer, S.A. de C.V. (2)		5,233		3,891
Balance with Grupo Scotiabank Inverlat, S.A. (2)		3,897		2,350
Due from Heineken Group (5)		—		2,455
Other receivables (1)		93		114
Due to The Coca-Cola Company (4) (6)	Ps.	1,196	Ps.	1,248
Due to BBVA Bancomer, S.A. de C.V. (3)		1,651		2,317
Due to Heineken Group (5)		—		3,214
Due to Grupo Financiero Scotiabank Inverlat, S.A. (4)		124		65
Other payables (4)		1,845		2,711

(1)Presented within trade receivables.
(2)Presented within cash and cash equivalents.
(3)Recorded within bank loans and notes payable.
(4)Recorded within trade payables.
(5)As a result of the Heineken share offering during 2023, Heineken is no longer considered a related party.
(6)Non-controlling interest.

Balances due from related parties are considered to be recoverable. Accordingly, for the years ended December 31, 2023, 2022 and 2021, there was no expense resulting from uncollectible balances due from related parties.

Transactions	2023		2022		2021
Income:
Services to Heineken Group (5)	Ps.	—	Ps.	3,796	Ps.	2,530
Logistic services to Jugos del Valle (1)		601		552		514
Interest revenues from BBVA Bancomer, S.A. de C.V. (3)		3,346		2,297		2,146
Interest revenues from Grupo Financiero Scotiabank Inverlat, S.A. (3)		413		455		302
Other revenues from related parties		1,671		963		814
Expenses:
Purchase of concentrate from The Coca-Cola Company (2)	Ps.	46,461	Ps.	43,717	Ps.	37,213
Purchases of beer from Heineken Group (5)		—		16,006		19,552
Purchase of baked goods and snacks from Grupo Bimbo, S.A.B. de C.V. (3)		7,264		6,101		4,417
Advertisement expense paid to The Coca-Cola Company (2) (4)		869		545		1,482
Purchase of juices from Jugos del Valle, S.A.P.I. de C.V. (1)		5,301		4,990		4,102
Purchase of sugar from Promotora Industrial Azucarera, S.A. de C.V. (1)		2,841		2,841		2,213
Interest expense and fees paid to BBVA Bancomer, S.A. de C.V. (3)		215		472		72
Purchase of sugar from Beta San Miguel (1)		917		724		938
Purchases of inventories from Fountain Agua Mineral Ltda		638		—		—
Purchase of canned products from IEQSA (1)		843		577		234
Purchases from Sigma Alimentos (3)		2,466		—		—
Purchase of inventories from Leao Alimentos e Bebidas, L.T.D.A. (1)		181		215		1,320
Purchases of material from Ecolab, Inc (3)		—		99		450
Advertising paid to Grupo Televisa, S.A.B. (3)		196		123		167
Insurance premiums for policies with Grupo Nacional Provincial, S.A.B. (3)		—		10		1
Donations to Fundación FEMSA, A.C. (3)		309		232		144
Donations to Difusión y Fomento Cultural, A.C.		123		20		32
Donations to ITESM (3)		237		371		208
Purchases of resine to IMER (1)		458		504		416
Other expenses with related parties		225		57		206

(1)Associates.
(2)Non-controlling interest.
(3)Members of the board of directors in FEMSA participate in the board of directors of this entity, management.believes that due to this fact and the level of transactions with the entity, the disclosure provides relevant information to users.
(4)Net of the contributions from The Coca-Cola Company of Ps. 2,450, Ps. 1,170 and Ps. 2,437, for the years ended in 2023, 2022 and 2021, respectively.
(5)As a result of the Heineken share offering during 2023, Heineken is no longer considered a related party.

The aggregate compensation paid to executive officers and senior management of the Company were as follows:

	2023		2022		2021
Short-term employee benefits paid	Ps.	3,742	Ps.	2,381	Ps.	1,934
Postemployment benefits		54		53		52
Termination benefits		935		63		36
Share-based payments (Note 18.2)		943		866		853